As filed with the Securities and Exchange Commission on December 20, 2000 Registration No. 333-80825

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 4 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE & ANNUITY COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE & ANNUITY COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                 (949)219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on January 2, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific
Life & Annuity Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About PL&A

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II-NY basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II-NY basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II-NY basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II-NY basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About PL&A

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About PL&A

28.  Certain information as to officials and affiliated persons of depositor........   About PL&A

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000997, as filed on April 27, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-002096 as filed on October 2, 2000, and incorporated by reference herein.)

 Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec II-NY
           Flexible Premium Variable Insurance Policy (the "policy")

                 Issued by Pacific Life & Annuity Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip         .Strategic Value
                       .Aggressive Growth .Focused 30
                       .Financial Services.Capital Opportunities
                       .Health Sciences   .Mid-Cap Growth
                       .Technology        .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The International
Value Portfolio has    Effective January 1, 2001 Lazard Asset Management is
a new portfolio        the portfolio manager of the International Value
manager                portfolio.

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------

An overview of         Other expenses
Pacific Select Exec
II-NY: Fees and        The table also shows the advisory fee and fund expenses
expenses paid by       as an annual percentage of each portfolio's average
the Pacific Select     daily net assets for the year 2000, adjusted to reflect
Fund: Other            reduced custody fees. To help limit fund expenses,
expenses is            effective July 1, 2000 Pacific Life contractually
replaced               agreed to waive all or part of its investment advisory
                       fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap.
                       Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net Tollkeeper
                       Portfolio, $12,631 to the Strategic Value Portfolio,
                       $4,849 to the Focused 30 Portfolio and $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------------
                                                                                        Less
                                                   Advisory Other    12b-1    Total     adviser's     Total net
                   Portfolio                       fee      expenses amounts+ expenses+ reimbursement expenses
                   --------------------------------------------------------------------------------------------
                                                             As an annual % of average daily net assets
                   Blue Chip/1/                    0.95     0.06     --       1.01       --           1.01
                   Aggressive Growth/1/            1.00     0.06     --       1.06       --           1.06
                   Aggressive Equity/2/            0.80     0.04     0.02     0.86       --           0.86
                   Emerging Markets/2/             1.10     0.20     --       1.30       --           1.30
                   Diversified Research/2/         0.90     0.08     0.01     0.99       --           0.99
                   Small-Cap Equity/2/             0.65     0.05     --       0.70       --           0.70
                   International Large-Cap/2/      1.05     0.13     --       1.18       --           1.18
                   Equity                          0.65     0.04     --       0.69       --           0.69
                   I-Net Tollkeeper/2/             1.50     0.13     --       1.63      (0.02)        1.61
                   Financial Services/1/           1.10     0.15     --       1.25      (0.05)        1.20
                   Health Sciences/1/              1.10     0.11     --       1.21      (0.01)        1.20
                   Technology/1/                   1.10     0.08     --       1.18       --           1.18
                   Telecommunications/1/           1.10     0.08     --       1.18       --           1.18
                   Multi-Strategy                  0.65     0.04     --       0.69       --           0.69
                   Equity Income/2/                0.65     0.04     0.01     0.70       --           0.70
                   Strategic Value                 0.95     0.51     --       1.46      (0.41)        1.05
                   Growth LT                       0.75     0.04     --       0.79       --           0.79
                   Focused 30                      0.95     0.43     --       1.38      (0.33)        1.05
                   Mid-Cap Value/2/                0.85     0.04     0.12     1.01       --           1.01
                   International Value             0.85     0.11     --       0.96       --           0.96
                   Capital Opportunities/1/        0.80     0.06     --       0.86       --           0.86
                   Mid-Cap Growth/1/               0.90     0.06     --       0.96       --           0.96
                   Global Growth/1/                1.10     0.19     --       1.29       --           1.29
                   Equity Index                    0.25     0.04     --       0.29       --           0.29
                   Small-Cap Index/2/              0.50     0.13     --       0.63      (0.02)        0.61
                   REIT                            1.10     0.05     --       1.15       --           1.15
                   Government Securities/2/        0.60     0.05     --       0.65       --           0.65
                   Managed Bond/2/                 0.60     0.05     --       0.65       --           0.65
                   Money Market                    0.34     0.04     --       0.38       --           0.38
                   High Yield Bond                 0.60     0.04     --       0.64       --           0.64
                   Large-Cap Value/2/              0.85     0.05     0.06     0.96       --           0.96
                   --------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                       + The fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares. Since the distributor may defray expenses for distribution that it might otherwise incur, the SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  High total return.     Equity securities in the             INVESCO
                                           telecommunications sector. Such as
                                           companies that offer telephone
                                           service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website
                       may be busy because of unusual market activity or a
                       significant economic or market change, or telephone
                       lines or the Internet are out of service due to severe
                       weather conditions or other emergencies.
                      ---------------------------------------------------------

Rider availability     Effective January 2, 2001, the following riders are
                       available:

                       .Accidental death rider

                       .Children's term rider

                       .Annual renewable and convertible term rider

                       .Guaranteed insurability rider

                       .Waiver of charges rider

                       .Disability benefit rider

                       Some riders may only be added when you apply for your policy. Ask your registered representative for more information about the riders.

                      ---------------------------------------------------------
Illustrations is
changed The 7th and 8th bullet points under Assumptions are replaced:

                       . Illustrations 1 through 12 assume total annual
                         advisory fees and expenses of 0.92% of total average daily net assets of the fund. This reflects average advisory fees of 0.85% and average expenses of 0.07% based upon fees and expenses of portfolios available as investment options under the policy.

                       . Illustrations 13 and 14 assume total annual advisory
                         fees and expenses of 0.73% of total average daily net assets of the fund. This reflects weighted average advisory fees of 0.68% and weighted average expenses of 0.05% based upon fees and expenses of portfolios available as investment options under the policy.

                       The 2nd bullet point under Things to keep in mind is replaced:

                       . after we've deducted the charges and fund expenses
                         described in the assumptions above, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.92%, 5.02%, and 10.97% for illustrations 1 through 12 and -0.73%, 5.23%, and 11.18% for illustrations 13 and 14.

                       Illustrations 1 through 14 are replaced with pages 5 through 18 of this supplement.

                      ---------------------------------------------------------
                       Illustration 1
                       Death benefit Option A and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year             5%              0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $451,948     $451,948       $451,948
                                                  2              $21,525       $451,948     $451,948       $451,948
This illustration assumes no policy loans or      3              $33,101       $451,948     $451,948       $451,948
partial withdrawals have been made.               4              $45,256       $451,948     $451,948       $451,948
                                                  5              $58,019       $451,948     $451,948       $451,948
The death benefits, accumulated values            6              $71,420       $451,948     $451,948       $451,948
and cash surrender values will differ if          7              $85,491       $451,948     $451,948       $451,948
premiums are paid in different amounts or         8             $100,266       $451,948     $451,948       $451,948
frequencies.                                      9             $115,779       $451,948     $451,948       $451,948
                                                 10             $132,068       $451,948     $451,948       $451,948
The hypothetical investment rates shown          15             $226,575       $451,948     $451,948       $451,948
above and elsewhere in this prospectus           20             $347,192       $451,948     $451,948       $626,954
are illustrative only and should not be          25             $501,134       $451,948     $451,948     $1,064,905
interpreted as a representation of past or       30             $697,607       $451,948     $547,447     $1,702,443
future investment results. Actual rates of       35             $948,362       $451,948     $736,334     $2,853,858
return may be more or less than those            ------------------------------------------------------------------
shown and will depend on a number of                      End of year                  End of year
factors, including the investment                         ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of   assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy   annual investment return of  annual investment return of
accounts. No representation can be made          year        0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          ------------------------------------------------------------------
that these hypothetical rates of return can       1         $6,938   $7,418     $7,900   $1,222   $1,703     $2,184
be achieved for any one year or sustained         2        $13,690  $15,081    $16,531   $7,975   $9,365    $10,816
over any period of time.                          3        $20,340  $23,083    $26,062  $14,625  $17,367    $20,346
                                                  4        $26,885  $31,451    $36,606  $21,170  $25,735    $30,890
This is an illustration only. An illustration     5        $33,340  $40,208    $48,276  $27,624  $34,493    $42,561
is not intended to predict actual performance.    6        $39,704  $49,376    $61,197  $34,678  $44,350    $56,171
Interest rates, dividends, and values set         7        $45,979  $58,975    $75,508  $42,210  $55,205    $71,739
forth in the illustration are not guaranteed.     8        $52,166  $69,027    $91,364  $49,654  $66,514    $88,851
                                                  9        $58,266  $79,558   $108,937  $57,010  $78,301   $107,680
                                                 10        $64,280  $90,591   $128,418  $64,280  $90,591   $128,418
                                                 15        $97,720 $160,393   $271,204  $97,720 $160,393   $271,204
                                                 20       $127,672 $249,276   $513,897 $127,672 $249,276   $513,897
                                                 25       $151,416 $363,088   $918,021 $151,416 $363,088   $918,021
                                                 30       $166,509 $511,632 $1,591,068 $166,509 $511,632 $1,591,068
                                                 35       $170,089 $701,270 $2,717,960 $170,089 $701,270 $2,717,960
                                                 ------------------------------------------------------------------

                                                                                                                  5

                      ---------------------------------------------------------
                       Illustration 2
                       Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ---------------------------------------------------------------------
Flexible premium variable universal life                   Total
variable universal life                                    premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of    paid plus         hypothetical gross annual
values and net cash surrender values.            policy    interest at       investment return of
                                                 year         5%                0%              6%             12%
All premium payments are illustrated as if       ---------------------------------------------------------------------
made at the beginning of the policy year.         1          $10,500         $451,948        $451,948         $451,948
                                                  2          $21,525         $451,948        $451,948         $451,948
This illustration assumes no policy loans or      3          $33,101         $451,948        $451,948         $451,948
partial withdrawals have been made.               4          $45,256         $451,948        $451,948         $451,948
                                                  5          $58,019         $451,948        $451,948         $451,948
*Additional payment will be required to           6          $71,420         $451,948        $451,948         $451,948
prevent policy termination.                       7          $85,491         $451,948        $451,948         $451,948
                                                  8         $100,266         $451,948        $451,948         $451,948
The death benefits, accumulated values and        9         $115,779         $451,948        $451,948         $451,948
cash surrender values will differ if premiums     10        $132,068         $451,948        $451,948         $451,948
are paid in different amounts or frequencies.     15        $226,575         $451,948        $451,948         $451,948
                                                  20        $347,192         $451,948        $451,948         $550,648
The hypothetical investment rates shown above     25        $501,134         $451,948        $451,948         $927,266
and elsewhere in this prospectus are              30        $697,607         $451,948        $451,948       $1,466,060
illustrative only and should not be               35        $948,362               $0*       $493,667       $2,434,638
interpreted as a representation of past or        --------------------------------------------------------------------
future investment results. Actual rates of                End of year                    End of year
return may be more or less than those shown               ACCUMULATED VALUE              NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross    assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of    annual investment return of
variable accounts by the owner and the           year       0%         6%        12%        0%        6%        12%
experience of the accounts. No representation    ---------------------------------------------------------------------
can be made by us, the separate account or        1        $6,938    $7,418      $7,900   $1,222    $1,703      $2,184
the fund that these hypothetical rates of         2       $13,690   $15,081     $16,531   $7,975    $9,365     $10,816
return can be achieved for any one year or        3       $20,340   $23,083     $26,062  $14,625   $17,367     $20,346
sustained over any period of time.                4       $26,885   $31,451     $36,606  $21,170   $25,735     $30,890
                                                  5       $33,340   $40,208     $48,276  $27,624   $34,493     $42,561
This is an illustration only. An illustration     6       $38,548   $48,207     $60,021  $33,522   $43,181     $54,995
is not intended to predict actual performance.    7       $43,485   $56,393     $72,857  $39,716   $52,624     $69,088
Interest rates, dividends, and values set         8       $48,131   $64,760     $86,897  $45,618   $62,247     $84,384
forth in the illustration are not guaranteed.     9       $52,456   $73,293    $102,265  $51,200   $72,037    $101,009
                                                 10       $56,429   $81,977    $119,102  $56,429   $81,977    $119,102
                                                 15       $74,916  $133,670    $240,942  $74,916  $133,670    $240,942
                                                 20       $80,836  $192,446    $451,351  $80,836  $192,446    $451,351
                                                 25       $65,221  $260,065    $799,367  $65,221  $260,065    $799,367
                                                 30        $8,725  $344,596  $1,370,149   $8,725  $344,596  $1,370,149
                                                 35            $0* $470,159  $2,318,703       $0* $470,159  $2,318,703
                                                 ---------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 3
                       Death benefit Option B and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year             5%              0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $190,060     $190,581       $191,103
                                                  2              $21,525       $198,115     $199,664       $201,275
This illustration assumes no policy loans         3              $33,101       $206,031     $209,135       $212,492
or partial withdrawals have been made.            4              $45,256       $213,832     $219,032       $224,882
                                                  5              $58,019       $221,521     $229,377       $238,567
The death benefits, accumulated values            6              $71,420       $229,097     $240,188       $253,685
and cash surrender values will differ if          7              $85,491       $236,563     $251,487       $270,387
premiums are paid in different amounts or         8             $100,266       $243,919     $263,296       $288,840
frequencies.                                      9             $115,779       $251,166     $275,640       $309,228
                                                 10             $132,068       $258,305     $288,541       $331,757
The hypothetical investment rates shown          15             $226,575       $295,211     $366,402       $491,424
above and elsewhere in this prospectus are       20             $347,192       $328,931     $464,031       $757,614
illustrative only and should not be              25             $501,134       $357,727     $584,666     $1,200,083
interpreted as a representation of past or       30             $697,607       $379,802     $732,280     $1,935,793
future investment results. Actual rates of       35             $948,362       $393,284     $911,800     $3,161,080
return may be more or less than those            ------------------------------------------------------------------
shown and will depend on a number of                      End of year                  End of year
factors, including the investment                         ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of   assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy   annual investment return of  annual investment return of
accounts. No representation can be made          year        0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          ------------------------------------------------------------------
that these hypothetical rates of return           1         $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
can be achieved for any one year or               2        $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
sustained over any period of time.                3        $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
                                                  4        $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
This is an illustration only. An illustration     5        $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
is not intended to predict actual performance.    6        $47,268  $58,359    $71,856  $45,246  $56,337    $69,834
Interest rates, dividends, and values set forth   7        $54,734  $69,658    $88,558  $53,218  $68,141    $87,042
in the illustration are not guaranteed.           8        $62,090  $81,467   $107,011  $61,079  $80,456   $106,000
                                                  9        $69,337  $93,811   $127,399  $68,832  $93,305   $126,894
                                                 10        $76,476 $106,712   $149,928  $76,476 $106,712   $149,928
                                                 15       $113,382 $184,573   $309,595 $113,382 $184,573   $309,595
                                                 20       $147,102 $282,202   $575,785 $147,102 $282,202   $575,785
                                                 25       $175,898 $402,837 $1,018,254 $175,898 $402,837 $1,018,254
                                                 30       $197,973 $550,451 $1,753,964 $197,973 $550,451 $1,753,964
                                                 35       $211,455 $729,971 $2,979,251 $211,455 $729,971 $2,979,251
                                                 ------------------------------------------------------------------
                                                                                                                  7

                      ---------------------------------------------------------
                       Illustration 4
                       Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                               Total
variable universal life                                        premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of        paid plus       hypothetical gross annual
values and net cash surrender values.            policy        interest at     investment return of
                                                 year              5%             0%           6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1              $10,500       $190,060     $190,581       $191,103
                                                  2              $21,525       $198,115     $199,664       $201,275
This illustration assumes no policy loans or      3              $33,101       $206,031     $209,135       $212,492
partial withdrawals have been made.               4              $45,256       $213,832     $219,032       $224,882
                                                  5              $58,019       $221,521     $229,377       $238,567
The death benefits, accumulated values and        6              $71,420       $228,587     $239,661       $253,143
cash surrender values will differ if premiums     7              $85,491       $235,457     $250,314       $269,147
are paid in different amounts or frequencies.     8             $100,266       $242,121     $261,340       $286,717
                                                  9             $115,779       $248,563     $272,739       $306,002
The hypothetical investment rates shown above    10             $132,068       $254,770     $284,510       $327,163
and elsewhere in this prospectus are             15             $226,575       $284,663     $353,040       $474,310
illustrative only and should not be              20             $347,192       $306,982     $433,334       $713,234
interpreted as a representation of past or       25             $501,134       $318,087     $524,023     $1,100,991
future investment results. Actual rates of       30             $697,607       $312,446     $621,108     $1,731,025
return may be more or less than those shown      35             $948,362       $279,717     $713,554     $2,753,738
and will depend on a number of factors,          ------------------------------------------------------------------
including the investment allocations made to              End of year                  End of year
variable accounts by the owner and the                    ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of   assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy   annual investment return of  annual investment return of
fund that these hypothetical rates of return     year        0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    ------------------------------------------------------------------
over any period of time.                          1         $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2        $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3        $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4        $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set         5        $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
forth in the illustration are not guaranteed.     6        $46,758  $57,832    $71,314  $44,736  $55,810    $69,292
                                                  7        $53,628  $68,485    $87,318  $52,112  $66,969    $85,801
                                                  8        $60,292  $79,511   $104,888  $59,281  $78,500   $103,877
                                                  9        $66,734  $90,910   $124,173  $66,229  $90,405   $123,667
                                                 10        $72,941 $102,681   $145,334  $72,941 $102,681   $145,334
                                                 15       $102,834 $171,211   $292,481 $102,834 $171,211   $292,481
                                                 20       $125,153 $251,505   $531,405 $125,153 $251,505   $531,405
                                                 25       $136,258 $342,194   $919,162 $136,258 $342,194   $919,162
                                                 30       $130,617 $439,279 $1,549,196 $130,617 $439,279 $1,549,196
                                                 35        $97,888 $531,725 $2,571,909  $97,888 $531,725 $2,571,909
                                                 ------------------------------------------------------------------

                       ---------------------------------------------------------
                       Illustration 5
                       Death benefit Option C and guideline premium test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of    paid plus         hypothetical gross annual
values and net cash surrender values.            policy    interest at       investment return of
                                                 year          5%               0%             6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.          1         $10,500         $461,948       $461,948         $461,948
                                                   2         $21,525         $471,948       $471,948         $471,948
This illustration assumes no policy loans          3         $33,101         $481,948       $481,948         $481,948
or partial withdrawals have been made.             4         $45,256         $491,948       $491,948         $491,948
                                                   5         $58,019         $501,948       $501,948         $501,948
The death benefits, accumulated values and         6         $71,420         $511,948       $511,948         $511,948
cash surrender values will differ if               7         $85,491         $521,948       $521,948         $521,948
premiums are paid in different amounts or          8        $100,266         $531,948       $531,948         $531,948
frequencies.                                       9        $115,779         $541,948       $541,948         $541,948
                                                  10        $132,068         $551,948       $551,948         $551,948
The hypothetical investment rates shown           15        $226,575         $601,948       $601,948         $601,948
above and elsewhere in this prospectus are        20        $347,192         $651,948       $651,948         $651,948
illustrative only and should not be               25        $501,134         $701,948       $701,948       $1,022,908
interpreted as a representation of past or        30        $697,607         $751,948       $751,948       $1,637,962
future investment results. Actual rates of        35        $948,362         $801,948       $801,948       $2,748,276
return may be more or less than those shown      --------------------------------------------------------------------
and will depend on a number of factors,                     End of year                  End of year
including the investment allocations made                   ACCUMULATED VALUE            NET CASH SURRENDER VALUE
to variable accounts by the owner and the        End of     assuming hypothetical gross  assuming hypothetical gross
experience of the accounts. No representation    policy     annual investment return of  annual investment return of
can be made by us, the separate account or       year          0%       6%       12%        0%       6%       12%
the fund that these hypothetical rates of        --------------------------------------------------------------------
return can be achieved for any one year or        1           $6,904   $7,383     $7,864   $1,189   $1,668     $2,148
sustained over any period of time.                2          $13,585  $14,970    $16,415   $7,869   $9,255    $10,700
                                                  3          $20,127  $22,854    $25,816  $14,412  $17,139    $20,101
This is an illustration only. An illustration     4          $26,526  $31,057    $36,176  $20,810  $25,342    $30,460
is not intended to predict actual performance.    5          $32,794  $39,600    $47,597  $27,078  $33,884    $41,881
Interest rates, dividends, and values set         6          $38,931  $48,497    $60,196  $33,905  $43,471    $55,170
forth in the illustration are not guaranteed.     7          $44,936  $57,765    $74,103  $41,167  $53,996    $70,333
                                                  8          $50,810  $67,423    $89,460  $48,297  $64,910    $86,947
                                                  9          $56,550  $77,489   $106,428  $55,294  $76,233   $105,172
                                                 10          $62,158  $87,983   $125,185  $62,158  $87,983   $125,185
                                                 15          $92,746 $153,652   $261,816  $92,746 $153,652   $261,816
                                                 20         $117,273 $234,107   $492,379 $117,273 $234,107   $492,379
                                                 25         $129,561 $329,674   $881,817 $129,561 $329,674   $881,817
                                                 30         $121,219 $442,855 $1,530,806 $121,219 $442,855 $1,530,806
                                                 35          $79,367 $581,056 $2,617,405  $79,367 $581,056 $2,617,405
                                                 --------------------------------------------------------------------

                                                                                                                    9

                      ---------------------------------------------------------
                       Illustration 6
                       Death benefit Option C and guideline premium test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -----------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of     paid plus         hypothetical gross annual
values and net cash surrender values.            policy     interest at       investment return of
                                                 year          5%                0%              6%              12%
All premium payments are illustrated as if       -----------------------------------------------------------------------
made at the beginning of the policy year.         1           $10,500         $461,948        $461,948          $461,948
                                                  2           $21,525         $471,948        $471,948          $471,948
This illustration assumes no policy loans         3           $33,101         $481,948        $481,948          $481,948
or partial withdrawals have been made.            4           $45,256         $491,948        $491,948          $491,948
                                                  5           $58,019         $501,948        $501,948          $501,948
*Additional payment will be required to           6           $71,420         $511,948        $511,948          $511,948
prevent policy termination.                       7           $85,491         $521,948        $521,948          $521,948
                                                  8          $100,266         $531,948        $531,948          $531,948
The death benefits, accumulated values and        9          $115,779         $541,948        $541,948          $541,948
cash surrender values will differ if premiums    10          $132,068         $551,948        $551,948          $551,948
are paid in different amounts or frequencies.    15          $226,575         $601,948        $601,948          $601,948
                                                 20          $347,192         $651,948        $651,948          $651,948
The hypothetical investment rates shown above    25          $501,134               $0*       $701,948          $797,765
and elsewhere in this prospectus are             30          $697,607               $0*       $751,948        $1,270,629
illustrative only and should not be              35          $948,362               $0*             $0*       $2,118,843
interpreted as a representation of past or       -----------------------------------------------------------------------
future investment results. Actual rates of                End of year                    End of year
return may be more or less than those shown               ACCUMULATED VALUE              NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross    assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of    annual investment return of
variable accounts by the owner and the           year        0%        6%        12%        0%        6%          12%
experience of the accounts. No representation    -----------------------------------------------------------------------
can be made by us, the separate account or        1        $6,904    $7,383      $7,864   $1,189     $1,668       $2,148
the fund that these hypothetical rates of         2       $13,585   $14,970     $16,415   $7,869     $9,255      $10,700
return can be achieved for any one year or        3       $20,127   $22,854     $25,816  $14,412    $17,139      $20,101
sustained over any period of time.                4       $26,526   $31,057     $36,176  $20,810    $25,342      $30,460
                                                  5       $32,794   $39,600     $47,597  $27,078    $33,884      $41,881
This is an illustration only. An illustration     6       $37,604   $47,151     $58,838  $32,578    $42,125      $53,812
is not intended to predict actual performance.    7       $42,037   $54,754     $70,997  $38,268    $50,985      $67,228
Interest rates, dividends, and values set         8       $46,054   $62,375     $84,147  $43,541    $59,862      $81,635
forth in the illustration are not guaranteed.     9       $49,604   $69,967     $98,365  $48,348    $68,710      $97,108
                                                 10       $52,631   $77,476    $113,731  $52,631    $77,476     $113,731
                                                 15       $62,703  $118,009    $220,440  $62,703   $118,009     $220,440
                                                 20       $49,819  $149,602    $391,779  $49,819   $149,602     $391,779
                                                 25            $0* $152,857    $687,729       $0*  $152,857     $687,729
                                                 30            $0*  $81,694  $1,187,504       $0*   $81,694   $1,187,504
                                                 35            $0*       $0* $2,017,945       $0*        $0*  $2,017,945
                                                 -----------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 7
                       Death benefit Option A and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums        End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of         paid plus       hypothetical gross annual
values and net cash surrender values.            policy         interest at     investment return of
                                                 year               5%             0%           6%           12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1               $10,500       $451,948     $451,948       $451,948
                                                  2               $21,525       $451,948     $451,948       $451,948
This illustration assumes no policy loans         3               $33,101       $451,948     $451,948       $451,948
or partial withdrawals have been made.            4               $45,256       $451,948     $451,948       $451,948
                                                  5               $58,019       $451,948     $451,948       $451,948
The death benefits, accumulated values and        6               $71,420       $451,948     $451,948       $451,948
cash surrender values will differ if              7               $85,491       $451,948     $451,948       $451,948
premiums are paid in different amounts or         8              $100,266       $451,948     $451,948       $451,948
frequencies.                                      9              $115,779       $451,948     $451,948       $451,948
                                                 10              $132,068       $451,948     $451,948       $451,948
The hypothetical investment rates shown          15              $226,575       $451,948     $451,948       $550,292
above and elsewhere in this prospectus           20              $347,192       $451,948     $451,948       $905,129
are illustrative only and should not be          25              $501,134       $451,948     $576,743     $1,414,270
interpreted as a representation of past          30              $697,607       $451,948     $715,640     $2,157,108
or future investment results. Actual             35              $948,362       $451,948     $873,384     $3,273,990
rates of return may be more or less than         -------------------------------------------------------------------
those shown and will depend on a number                    End of year                  End of year
of factors, including the investment                       ACCUMULATED VALUE            NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of    assuming hypothetical gross  assuming hypothetical gross
the owner and the experience of the              policy    annual investment return of  annual investment return of
accounts. No representation can be made          year          0%       6%       12%        0%       6%       12%
by us, the separate account or the fund          -------------------------------------------------------------------
that these hypothetical rates of return           1          $6,938   $7,418     $7,900   $1,222   $1,703     $2,184
can be achieved for any one year or               2         $13,690  $15,081    $16,531   $7,975   $9,365    $10,816
sustained over any period of time.                3         $20,340  $23,083    $26,062  $14,625  $17,367    $20,346
                                                  4         $26,885  $31,451    $36,606  $21,170  $25,735    $30,890
This is an illustration only. An illustration     5         $33,340  $40,208    $48,276  $27,624  $34,493    $42,561
is not intended to predict actual performance.    6         $39,704  $49,376    $61,197  $34,678  $44,350    $56,171
Interest rates, dividends, and values set         7         $45,979  $58,975    $75,508  $42,210  $55,205    $71,739
forth in the illustration are not guaranteed.     8         $52,166  $69,027    $91,364  $49,654  $66,514    $88,851
                                                  9         $58,266  $79,558   $108,937  $57,010  $78,301   $107,680
                                                 10         $64,280  $90,591   $128,419  $64,280  $90,591   $128,419
                                                 15         $97,720 $160,393   $270,771  $97,720 $160,393   $270,771
                                                 20        $127,672 $249,276   $504,677 $127,672 $249,276   $504,677
                                                 25        $151,416 $359,520   $881,601 $151,416 $359,520   $881,601
                                                 30        $166,510 $492,077 $1,483,235 $166,510 $492,077 $1,483,235
                                                 35        $170,089 $650,462 $2,438,340 $170,089 $650,462 $2,438,340
                                                 -------------------------------------------------------------------

                                                                                                                  11

                      ---------------------------------------------------------
                       Illustration 8
                       Death benefit Option A and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%              6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $451,948        $451,948         $451,948
                                                  2         $21,525         $451,948        $451,948         $451,948
This illustration assumes no policy loans         3         $33,101         $451,948        $451,948         $451,948
or partial withdrawals have been made.            4         $45,256         $451,948        $451,948         $451,948
                                                  5         $58,019         $451,948        $451,948         $451,948
*Additional payment will be required to           6         $71,420         $451,948        $451,948         $451,948
prevent policy termination.                       7         $85,491         $451,948        $451,948         $451,948
                                                  8        $100,266         $451,948        $451,948         $451,948
The death benefits, accumulated values and        9        $115,779         $451,948        $451,948         $451,948
cash surrender values will differ if premiums    10        $132,068         $451,948        $451,948         $451,948
are paid in different amounts or frequencies.    15        $226,575         $451,948        $451,948         $489,198
                                                 20        $347,192         $451,948        $451,948         $772,636
The hypothetical investment rates shown above    25        $501,134         $451,948        $451,948       $1,140,818
and elsewhere in this prospectus are             30        $697,607         $451,948        $495,096       $1,618,250
illustrative only and should not be              35        $948,362               $0*       $565,479       $2,231,585
interpreted as a representation of past or       --------------------------------------------------------------------
future investment results. Actual rates of                 End of year                   End of year
return may be more or less than those shown                ACCUMULATED VALUE             NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of    assuming hypothetical gross   assuming hypothetical gross
including the investment allocations made to     policy    annual investment return of   annual investment return of
variable accounts by the owner and the           year        0%        6%       12%        0%        6%       12%
experience of the accounts. No representation    --------------------------------------------------------------------
can be made by us, the separate account or the    1         $6,938    $7,418     $7,900   $1,222    $1,703     $2,184
fund that these hypothetical rates of return      2        $13,690   $15,081    $16,531   $7,975    $9,365    $10,816
can be achieved for any one year or sustained     3        $20,340   $23,083    $26,062  $14,625   $17,367    $20,346
over any period of time.                          4        $26,885   $31,451    $36,606  $21,170   $25,735    $30,890
                                                  5        $33,340   $40,208    $48,276  $27,624   $34,493    $42,561
This is an illustration only. An illustration     6        $38,548   $48,207    $60,021  $33,522   $43,181    $54,995
is not intended to predict actual performance.    7        $43,486   $56,393    $72,857  $39,716   $52,624    $69,088
Interest rates, dividends, and values set forth   8        $48,131   $64,760    $86,897  $45,618   $62,247    $84,384
in the illustration are not guaranteed.           9        $52,456   $73,293   $102,265  $51,200   $72,037   $101,009
                                                 10        $56,430   $81,977   $119,102  $56,430   $81,977   $119,102
                                                 15        $74,916  $133,670   $240,710  $74,916  $133,670   $240,710
                                                 20        $80,836  $192,446   $430,802  $80,836  $192,446   $430,802
                                                 25        $65,222  $260,066   $711,142  $65,222  $260,066   $711,142
                                                 30         $8,726  $340,429 $1,112,714   $8,726  $340,429 $1,112,714
                                                 35             $0* $421,147 $1,661,997       $0* $421,147 $1,661,997
                                                 --------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 9
                       Death benefit Option B and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $190,060       $190,581         $191,103
                                                  2         $21,525         $198,115       $199,664         $201,275
This illustration assumes no policy loans or      3         $33,101         $206,031       $209,135         $212,492
partial withdrawals have been made.               4         $45,256         $213,832       $219,032         $224,882
                                                  5         $58,019         $221,521       $229,377         $238,567
The death benefits, accumulated values and        6         $71,420         $229,097       $240,188         $253,685
cash surrender values will differ if premiums     7         $85,491         $236,563       $251,487         $270,387
are paid in different amounts or frequencies.     8        $100,266         $243,919       $263,296         $288,840
                                                  9        $115,779         $251,166       $275,640         $309,229
The hypothetical investment rates shown above    10        $132,068         $258,305       $288,541         $348,886
and elsewhere in this prospectus are             15        $226,575         $295,211       $375,068         $624,906
illustrative only and should not be              20        $347,192         $328,931       $504,519       $1,012,726
interpreted as a representation of past or       25        $501,134         $357,727       $640,111       $1,570,573
future investment results. Actual rates of       30        $697,607         $379,802       $785,978       $2,385,593
return may be more or less than those shown      35        $948,362         $393,285       $952,406       $3,612,039
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2         $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3         $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4         $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set         5         $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
forth in the illustration are not guaranteed.     6         $47,268  $58,359    $71,856  $45,246  $56,337    $69,834
                                                  7         $54,734  $69,658    $88,558  $53,218  $68,141    $87,042
                                                  8         $62,090  $81,467   $107,011  $61,079  $80,456   $106,000
                                                  9         $69,337  $93,811   $127,400  $68,832  $93,305   $126,894
                                                 10         $76,476 $106,712   $149,895  $76,476 $106,712   $149,895
                                                 15        $113,382 $184,552   $307,485 $113,382 $184,552   $307,485
                                                 20        $147,102 $281,307   $564,670 $147,102 $281,307   $564,670
                                                 25        $175,898 $399,020   $979,034 $175,898 $399,020   $979,034
                                                 30        $197,973 $540,441 $1,640,343 $197,973 $540,441 $1,640,343
                                                 35        $211,456 $709,315 $2,690,106 $211,456 $709,315 $2,690,106
                                                 -------------------------------------------------------------------

                                                                                                                  13

                      ---------------------------------------------------------
                       Illustration 10
                       Death benefit Option B and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:B
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$181,829
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $190,060       $190,581         $191,103
                                                  2         $21,525         $198,115       $199,664         $201,275
This illustration assumes no policy loans         3         $33,101         $206,031       $209,135         $212,492
or partial withdrawals have been made.            4         $45,256         $213,832       $219,032         $224,882
                                                  5         $58,019         $221,521       $229,377         $238,567
The death benefits, accumulated values and        6         $71,420         $228,587       $239,661         $253,143
cash surrender values will differ if premiums     7         $85,491         $235,457       $250,314         $269,147
are paid in different amounts or frequencies.     8        $100,266         $242,121       $261,340         $286,717
                                                  9        $115,779         $248,563       $272,739         $306,002
The hypothetical investment rates shown above    10        $132,068         $254,770       $284,510         $338,194
and elsewhere in this prospectus are             15        $226,575         $284,663       $353,040         $584,267
illustrative only and should not be              20        $347,192         $306,983       $449,626         $901,918
interpreted as a representation of past or       25        $501,134         $318,088       $542,119       $1,315,818
future investment results. Actual rates of       30        $697,607         $312,447       $624,828       $1,853,461
return may be more or less than those shown      35        $948,362         $279,719       $699,955       $2,544,746
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $8,231   $8,752     $9,274   $5,931   $6,453     $6,974
                                                  2         $16,286  $17,835    $19,446  $13,987  $15,535    $17,147
This is an illustration only. An illustration     3         $24,202  $27,306    $30,663  $21,903  $25,006    $28,364
is not intended to predict actual performance.    4         $32,003  $37,203    $43,053  $29,704  $34,904    $40,753
Interest rates, dividends, and values set forth   5         $39,692  $47,548    $56,738  $37,392  $45,248    $54,439
in the illustration are not guaranteed.           6         $46,758  $57,832    $71,314  $44,736  $55,810    $69,292
                                                  7         $53,628  $68,485    $87,318  $52,112  $66,969    $85,802
                                                  8         $60,292  $79,511   $104,888  $59,281  $78,500   $103,877
                                                  9         $66,734  $90,910   $124,173  $66,229  $90,405   $123,668
                                                 10         $72,941 $102,681   $145,301  $72,941 $102,681   $145,301
                                                 15        $102,834 $171,211   $287,489 $102,834 $171,211   $287,489
                                                 20        $125,154 $250,700   $502,886 $125,154 $250,700   $502,886
                                                 25        $136,259 $337,936   $820,230 $136,259 $337,936   $820,230
                                                 30        $130,618 $429,634 $1,274,446 $130,618 $429,634 $1,274,446
                                                 35         $97,890 $518,126 $1,895,227  $97,890 $518,126 $1,895,227
                                                 -------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 11
                       Death benefit Option C and cash value accumulation test at current cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 -------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%             6%             12%
All premium payments are illustrated as if       -------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $461,948       $461,948         $461,948
                                                  2         $21,525         $471,948       $471,948         $471,948
This illustration assumes no policy loans or      3         $33,101         $481,948       $481,948         $481,948
partial withdrawals have been made.               4         $45,256         $491,948       $491,948         $491,948
                                                  5         $58,019         $501,948       $501,948         $501,948
The death benefits, accumulated values and        6         $71,420         $511,948       $511,948         $511,948
cash surrender values will differ if premiums     7         $85,491         $521,948       $521,948         $521,948
are paid in different amounts or frequencies.     8        $100,266         $531,948       $531,948         $531,948
                                                  9        $115,779         $541,948       $541,948         $541,948
The hypothetical investment rates shown above    10        $132,068         $551,948       $551,948         $551,948
and elsewhere in this prospectus are             15        $226,575         $601,948       $601,948         $601,948
illustrative only and should not be              20        $347,192         $651,948       $651,948         $878,058
interpreted as a representation of past or       25        $501,134         $701,948       $701,948       $1,374,944
future investment results. Actual rates of       30        $697,607         $751,948       $751,948       $2,099,621
return may be more or less than those shown      35        $948,362         $801,948       $801,948       $3,188,936
and will depend on a number of factors,          -------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or the   policy    annual investment return of  annual investment return of
fund that these hypothetical rates of return     year         0%       6%       12%        0%       6%       12%
can be achieved for any one year or sustained    -------------------------------------------------------------------
over any period of time.                          1          $6,904   $7,383     $7,864   $1,189   $1,668     $2,148
                                                  2         $13,585  $14,970    $16,415   $7,869   $9,255    $10,700
This is an illustration only. An illustration     3         $20,127  $22,854    $25,816  $14,412  $17,139    $20,101
is not intended to predict actual performance.    4         $26,526  $31,057    $36,176  $20,810  $25,342    $30,460
Interest rates, dividends, and values set forth   5         $32,794  $39,600    $47,597  $27,078  $33,884    $41,881
in the illustration are not guaranteed.           6         $38,931  $48,497    $60,196  $33,905  $43,471    $55,170
                                                  7         $44,936  $57,765    $74,103  $41,167  $53,996    $70,333
                                                  8         $50,810  $67,423    $89,460  $48,297  $64,911    $86,947
                                                  9         $56,550  $77,489   $106,428  $55,294  $76,233   $105,172
                                                 10         $62,158  $87,983   $125,185  $62,158  $87,983   $125,185
                                                 15         $92,746 $153,652   $261,817  $92,746 $153,652   $261,817
                                                 20        $117,273 $234,108   $489,582 $117,273 $234,108   $489,582
                                                 25        $129,562 $329,674   $857,087 $129,562 $329,674   $857,087
                                                 30        $121,220 $442,856 $1,443,707 $121,220 $442,856 $1,443,707
                                                 35         $79,367 $581,058 $2,374,995  $79,367 $581,058 $2,374,995
                                                 -------------------------------------------------------------------

                                                                                                                  15

                      ---------------------------------------------------------
                       Illustration 12
                       Death benefit Option C and cash value accumulation test at guaranteed cost of insurance rates
                       Based on average annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:C
                       CASH VALUE ACCUMULATION TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ---------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums          End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of   paid plus         hypothetical gross annual
values and net cash surrender values.            policy   interest at       investment return of
                                                 year         5%               0%              6%              12%
All premium payments are illustrated as if       ---------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500         $461,948        $461,948          $461,948
                                                  2         $21,525         $471,948        $471,948          $471,948
This illustration assumes no policy loans or      3         $33,101         $481,948        $481,948          $481,948
partial withdrawals have been made.               4         $45,256         $491,948        $491,948          $491,948
                                                  5         $58,019         $501,948        $501,948          $501,948
*Additional payment will be required to           6         $71,420         $511,948        $511,948          $511,948
prevent policy termination.                       7         $85,491         $521,948        $521,948          $521,948
                                                  8        $100,266         $531,948        $531,948          $531,948
The death benefits, accumulated values and        9        $115,779         $541,948        $541,948          $541,948
cash surrender values will differ if premiums    10        $132,068         $551,948        $551,948          $551,948
are paid in different amounts or frequencies.    15        $226,575         $601,948        $601,948          $601,948
                                                 20        $347,192         $651,948        $651,948          $701,806
The hypothetical investment rates shown          25        $501,134               $0*       $701,948        $1,044,940
above and elsewhere in this prospectus are       30        $697,607               $0*       $751,948        $1,489,384
illustrative only and should not be              35        $948,362               $0*             $0*       $2,060,012
interpreted as a representation of past or       ---------------------------------------------------------------------
future investment results. Actual rates of                 End of year                   End of year
return may be more or less than those shown                ACCUMULATED VALUE             NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of    assuming hypothetical gross   assuming hypothetical gross
including the investment allocations made to     policy    annual investment return of   annual investment return of
variable accounts by the owner and the           year        0%        6%        12%       0%        6%        12%
experience of the accounts. No representation    ---------------------------------------------------------------------
can be made by us, the separate account or the    1         $6,904    $7,383      $7,864  $1,189    $1,668      $2,148
fund that these hypothetical rates of return      2        $13,585   $14,970     $16,415  $7,869    $9,255     $10,700
can be achieved for any one year or sustained     3        $20,127   $22,854     $25,816 $14,412   $17,139     $20,101
over any period of time.                          4        $26,526   $31,057     $36,176 $20,810   $25,342     $30,460
                                                  5        $32,794   $39,600     $47,597 $27,078   $33,884     $41,881
This is an illustration only. An illustration     6        $37,604   $47,151     $58,838 $32,578   $42,125     $53,812
is not intended to predict actual performance.    7        $42,037   $54,754     $70,997 $38,268   $50,985     $67,228
Interest rates, dividends, and values set forth   8        $46,054   $62,375     $84,148 $43,541   $59,862     $81,635
in the illustration are not guaranteed.           9        $49,604   $69,967     $98,365 $48,348   $68,710     $97,108
                                                 10        $52,631   $77,476    $113,731 $52,631   $77,476    $113,731
                                                 15        $62,703  $118,009    $220,441 $62,703  $118,009    $220,441
                                                 20        $49,820  $149,602    $391,309 $49,820  $149,602    $391,309
                                                 25             $0* $152,858    $651,376      $0* $152,858    $651,376
                                                 30             $0*  $81,695  $1,024,106      $0*  $81,695  $1,024,106
                                                 35             $0*       $0* $1,534,216      $0*       $0* $1,534,216
                                                 ---------------------------------------------------------------------

                      ---------------------------------------------------------
                       Illustration 13
                       Death benefit Option A and guideline premium test at current cost of insurance rates
                       Based on a weighted average of annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 --------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums         End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of     paid plus        hypothetical gross annual
values and net cash surrender values.            policy     interest at      investment return of
                                                 year          5%               0%             6%             12%
All premium payments are illustrated as if       --------------------------------------------------------------------
made at the beginning of the policy year.         1          $10,500         $451,948       $451,948         $451,948
                                                  2          $21,525         $451,948       $451,948         $451,948
This illustration assumes no policy loans or      3          $33,101         $451,948       $451,948         $451,948
partial withdrawals have been made.               4          $45,256         $451,948       $451,948         $451,948
                                                  5          $58,019         $451,948       $451,948         $451,948
The death benefits, accumulated values and        6          $71,420         $451,948       $451,948         $451,948
cash surrender values will differ if premiums     7          $85,491         $451,948       $451,948         $451,948
are paid in different amounts or frequencies.     8         $100,266         $451,948       $451,948         $451,948
                                                  9         $115,779         $451,948       $451,948         $451,948
The hypothetical investment rates shown          10         $132,068         $451,948       $451,948         $451,948
above and elsewhere in this prospectus are       15         $226,575         $451,948       $451,948         $451,948
illustrative only and should not be              20         $347,192         $451,948       $451,948         $643,788
interpreted as a representation of past or       25         $501,134         $451,948       $451,948       $1,101,858
future investment results. Actual rates of       30         $697,607         $451,948       $568,614       $1,775,988
return may be more or less than those shown      35         $948,362         $451,948       $769,837       $3,002,867
and will depend on a number of factors,          --------------------------------------------------------------------
including the investment allocations made to               End of year                  End of year
variable accounts by the owner and the                     ACCUMULATED VALUE            NET CASH SURRENDER VALUE
experience of the accounts. No representation    End of    assuming hypothetical gross  assuming hypothetical gross
can be made by us, the separate account or       policy    annual investment return of  annual investment return of
the fund that these hypothetical rates of        year         0%       6%       12%        0%       6%       12%
return can be achieved for any one year or       -------------------------------------------------------------------
sustained over any period of time.                1          $6,953   $7,435     $7,917   $1,238   $1,719     $2,202
                                                  2         $13,734  $15,129    $16,585   $8,018   $9,414    $10,869
This is an illustration only. An illustration     3         $20,425  $23,180    $26,174  $14,709  $17,465    $20,458
is not intended to predict actual performance.    4         $27,024  $31,616    $36,803  $21,308  $25,901    $31,088
Interest rates,dividends, and values set forth    5         $33,544  $40,463    $48,591  $27,828  $34,747    $42,876
in the illustration are not guaranteed.           6         $39,986  $49,741    $61,668  $34,960  $44,716    $56,642
                                                  7         $46,350  $59,476    $76,180  $42,581  $55,706    $72,411
                                                  8         $52,638  $69,690    $92,290  $50,125  $67,178    $89,778
                                                  9         $58,849  $80,412   $110,180  $57,593  $79,156   $108,924
                                                 10         $64,986  $91,668   $130,053  $64,986  $91,668   $130,053
                                                 15         $99,235 $163,221   $276,502  $99,235 $163,221   $276,502
                                                 20        $130,305 $255,323   $527,695 $130,305 $255,323   $527,695
                                                 25        $155,481 $374,706   $949,877 $155,481 $374,706   $949,877
                                                 30        $172,361 $531,415 $1,659,802 $172,361 $531,415 $1,659,802
                                                 35        $178,200 $733,178 $2,859,873 $178,200 $733,178 $2,859,873
                                                 -------------------------------------------------------------------

                                                                                                                  17

                      ---------------------------------------------------------
                       Illustration 14
                       Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                       Based on a weighted average of annual advisory fees and expenses of the portfolios

                       DEATH BENEFIT OPTION:A
                       GUIDELINE PREMIUM TEST
                       FACE AMOUNT:$451,948
                       MALE SELECT NONSMOKER ISSUE AGE 45
                       ANNUAL PREMIUM:$10,000

                                                 ------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums      End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated      End of      paid plus     hypothetical gross annual
values and net cash surrender values.            policy      interest at   investment return of
                                                 year           5%            0%              6%           12%
All premium payments are illustrated as if       ------------------------------------------------------------------
made at the beginning of the policy year.         1           $10,500      $451,948        $451,948       $451,948
                                                  2           $21,525      $451,948        $451,948       $451,948
This illustration assumes no policy loans         3           $33,101      $451,948        $451,948       $451,948
or partial withdrawals have been made.            4           $45,256      $451,948        $451,948       $451,948
                                                  5           $58,019      $451,948        $451,948       $451,948
*Additional payment will be required to           6           $71,420      $451,948        $451,948       $451,948
prevent policy termination.                       7           $85,491      $451,948        $451,948       $451,948
                                                  8          $100,266      $451,948        $451,948       $451,948
The death benefits, accumulated values and        9          $115,779      $451,948        $451,948       $451,948
cash surrender values will differ if premiums    10          $132,068      $451,948        $451,948       $451,948
are paid in different amounts or frequencies.    15          $226,575      $451,948        $451,948       $451,948
                                                 20          $347,192      $451,948        $451,948       $567,045
The hypothetical investment rates shown above    25          $501,134      $451,948        $451,948       $961,707
and elsewhere in this prospectus are             30          $697,607      $451,948        $451,948     $1,532,508
illustrative only and should not be              35          $948,362            $0*       $535,679     $2,566,409
interpreted as a representation of past or       ------------------------------------------------------------------
future investment results.Actual rates of                 End of year                  End of year
return may be more or less than those shown               ACCUMULATED VALUE            NET CASH SURRENDER VALUE
and will depend on a number of factors,          End of   assuming hypothetical gross  assuming hypothetical gross
including the investment allocations made to     policy   annual investment return of  annual investment return of
variable accounts by the owner and the           year       0%        6%       12%        0%        6%       12%
experience of the accounts. No representation    ------------------------------------------------------------------
can be made by us, the separate account or        1        $6,953    $7,435     $7,917  $1,238    $1,719     $2,202
the fund that these hypothetical rates of         2       $13,734   $15,129    $16,585  $8,018    $9,414    $10,869
return can be achieved for any one year or        3       $20,425   $23,180    $26,174 $14,709   $17,465    $20,458
sustained over any period of time.                4       $27,024   $31,616    $36,803 $21,308   $25,901    $31,088
                                                  5       $33,544   $40,463    $48,591 $27,828   $34,747    $42,876
This is an illustration only. An illustration     6       $38,829   $48,572    $60,492 $33,803   $43,546    $55,466
is not intended to predict actualperformance.     7       $43,853   $56,891    $73,527 $40,084   $53,122    $69,758
Interest rates, dividends, and values set         8       $48,595   $65,416    $87,818 $46,082   $62,903    $85,305
forth in the illustration are not guaranteed.     9       $53,024   $74,133   $103,496 $51,768   $72,876   $102,239
                                                 10       $57,110   $83,029   $120,713 $57,110   $83,029   $120,713
                                                 15       $76,307  $136,366   $246,135 $76,307  $136,366   $246,135
                                                 20       $83,143  $198,184   $464,791 $83,143  $198,184   $464,791
                                                 25       $68,629  $271,407   $829,057 $68,629  $271,407   $829,057
                                                 30       $13,413  $367,064 $1,432,250 $13,413  $367,064 $1,432,250
                                                 35            $0* $510,170 $2,444,199      $0* $510,170 $2,444,199
                                                 ------------------------------------------------------------------

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 89 pages.

Supplement dated May 1, 2000 to prospectus dated May 1, 2000 consisting of 1 page.

Supplement dated August 7, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated October 2, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated _________ to prospectus dated May 1, 2000 consisting of 18 pages.

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940.

The Signatures.
Written consent of the following person (included in the exhibits shown below):
            Deloitte & Touche LLP, independent auditors
            Dechert Price & Rhoads

The following exhibits:

1. (1) (a) Minutes of Action of Board of Directors of PM Group Life Insurance
           Company (PL&A) dated July 1, 1998 /1/

       (b) Memorandum Establishing Separate Account /1/

   (2) Inapplicable

   (3) (a) Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc. /3/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /3/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /3/

       (b) Annual Renewable Term Rider (Form R98-ART NY) /3/

       (c) Accelerated Living Benefit Rider (Form R92-ABR NY) /1/

       (d) Spouse Term Rider (Form R98-SPT NY) /3/

       (e) Children's Term Rider (Form R84-CT NY) /3/

       (f) Waiver of Charges (Form R98-WC NY) /3/

       (g) Accidental Death Benefit (Form R84-AD NY) /3/

       (h) Guaranteed Insurability Rider (Form R84-GI NY) /3/

       (i) Disability Benefit Rider (Form R98-DB NY) /3/

   (6) (a) Bylaws of PL&A /1/

       (b) Articles of Incorporation of PM Group Life Insurance Company /1/

       (c) Amended & Restated Articles of Incorporation for PM Group Life Insurance Company /1/

    (7) Inapplicable

    (8) Inapplicable

    (9) (a) Form of Participation Agreement between PL&A and Pacific Select Fund /3/

        (b) Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life) /2/

    (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /3/

2. Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /3/

    (b) Consent of Dechert Price & Rhoads /1/

7.  Opinion of Actuary

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Powers of Attorney /1/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

____________________
/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on June 16,
    1999, File No. 333-80825, Accession Number 0001017062-99-001158.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement of Form S-6 via EDGAR on April 27,2000, File No. 333-80825, Accession Number 0001017062-00-000997.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant, represents that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 20th day of December, 2000.

                                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                 (Registrant)

                                     BY: PACIFIC LIFE & ANNUITY COMPANY
                                                  (Depositor)

                                     BY: _____________________________________
                                         William L. Ferris*
                                         President and Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 20th day of December, 2000.

                                       BY: PACIFIC LIFE & ANNUITY COMPANY
                                                   (Registrant)

                                       BY: _________________________________
                                           William L. Ferris  *
                                           President and Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                  Date

____________________          Director, President and Chief         ___________ , 2000
William L. Ferris*            Executive Officer

____________________          Director and Chairman of the Board    ___________ , 2000
Thomas C. Sutton*

____________________          Director, Senior Vice President and   ___________ , 2000
David R. Carmichael*          General Counsel

____________________          Director and Secretary                ___________ , 2000
Audrey L. Milfs*

____________________          Director                              ___________ , 2000
Glenn S. Schafer*

____________________          Chief Financial Officer and           ___________ , 2000
Khanh T. Tran*                Treasurer

____________________          Executive Vice President              ___________ , 2000
Lynn C. Miller*

____________________          Senior Vice President                 ___________ , 2000
William J. Doomey*

____________________          Vice President                        ___________ , 2000
Gary L. Falde*


*By: /s/ DAVID R. CARMICHAEL                                         December 20, 2000
    ------------------------------
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-80825, Accession Number 0001017062-99-001158.)